DEPOSITS	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]
Deposits

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2017 and 2016 were $174.8 million and $190.9 million, respectively.

Scheduled maturities of time deposits for the next five years were as follows:

(Dollars in thousands)	Total
2018	$783,451
2019	315,274
2020	122,165
2021	68,532
2022	27,394
Thereafter	289
Total	$1,317,105